Annual Total Returns [BarChart] - Growth and Tax Strategy Fund - Fund Shares	Oct. 01, 2021
Bar Chart Table:
2011	7.38%
2012	12.03%
2013	13.16%
2014	10.48%
2015	2.20%
2016	5.36%
2017	13.47%
2018	(1.95%)
2019	18.46%
2020	10.77%